Description of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Description of Business and Summary of Significant Accounting Policies
Description of Business

Description of Business

Forge Global, Inc. (collectively with its subsidiaries, “Forge,” “the Company,” or “its”) is a financial services platform. Founded in 2014, to serve the unique needs of the private market, the Company was incorporated in the state of Delaware and is headquartered in San Francisco, California. Since its founding, Forge has built a trusted marketplace that makes purchases and sales of equity in private companies simple, transparent, and highly efficient to scale. The Company has strategically invested in technology to provide individual and institutional participants an efficient and liquid market, access to a large number of private company investment opportunities and the information and transparency they need to make well informed investment decisions. By digitizing a historically analog, complex and opaque process, Forge’s platform delivers opportunities to trade in private company stocks. Today, Forge is a leading provider of mission-critical infrastructure technology and services for the private market.

In August 2021, two of the Company’s subsidiaries, Forge Markets LLC and SharesPost, Inc. ceased to operate. The Company began operating as a single broker dealer under the entity Forge Securities LLC to provide an integrated investing experience for investors.

Proposed Business Combination

Proposed Business Combination

In September 2021, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) by and among the Company; Motive Capital Corp (“MOTV”), a publicly traded special purpose acquisition company and Cayman Islands exempted company; and FGI Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of MOTV (“Merger Sub”), providing for, among other things, and subject to the conditions therein, the combination of the Company and MOTV pursuant to the proposed merger of Merger Sub with and into the Company with the Company continuing as the surviving entity and a direct wholly owned subsidiary of MOTV, which will be renamed Forge Global Holdings, Inc. (“New Forge”).

Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and include the accounts of Forge Global, Inc., and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

In the normal course of business, the Company has transactions with various investment entities as discussed in Note 9, Off Balance Sheet Items. In certain instances, the Company provides investment advisory services to pooled investment vehicles (“Funds”). The Company does not have discretion to make any investment, except for the specific investment for which the Fund was formed. The Company performs an assessment to determine (a) whether the Company’s investments or other interests will absorb portions of a variable interest entity’s expected losses or receive portions of the entity’s expected residual returns and (b) whether the Company’s involvement, through holding interests directly or indirectly in the entity would give it a controlling financial interest. The Company consolidates entities in which it, directly or indirectly, is determined to have a controlling financial interest. Consolidation conclusions are reviewed quarterly to identify whether any reconsideration events have occurred.

Segment Information

Segment Information

The Company operates as a single operating segment and reportable segment. The Company’s chief operating decision maker is its Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance, allocating resources and evaluating the Company’s financial performance.

The Company operates primarily in the United States, and, accordingly, the geographic distribution of revenue and assets is not significant. For the years ended December 31, 2021 and 2020, revenue outside of the United States, based on customers billing address was not material. As of December 31, 2021 and 2020, long-lived assets located outside of the United States were not material.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Such management estimates include, but are not limited to timing of revenue recognition from placement fees and custodial administration fees, collectability of accounts receivable, the fair value of financial assets and liabilities, the fair value of assets acquired and liabilities assumed in business combinations, the fair value of consideration paid for business combinations, the useful lives of acquired intangible assets and property and equipment, the impairment of long-lived assets and goodwill, the fair value of warrants, equity awards and share-based compensation expenses including the determination of the fair value of the Company’s common stock, and the valuation of deferred tax assets and uncertain tax positions. These estimates are inherently subjective in nature and, therefore, actual results may differ from the Company’s estimates and assumptions. The Company bases its estimates on historical experience and also on assumptions that it believes are reasonable.

From 2020, the novel coronavirus (“COVID-19”) pandemic created disruption in global supply chains, increased rates of unemployment and adversely impacted many industries. In 2021, although most of the initial restrictions imposed at the onset of the pandemic in the U.S. have been relaxed or lifted as a result of the distribution of vaccines, the COVID-19 pandemic continues to persist. We continue to closely monitor developments; however, we cannot predict the future impact of COVID-19 on our operational and financial performance, or the specific ways the pandemic may uniquely impact our members, all of which continue to involve significant uncertainties that depend on future developments, which include, among others, the severity and duration of the pandemic and its impact on the overall economy and other industry sectors; vaccination rates; the longer-term efficacy of vaccinations; and the potential emergence of new, more transmissible or severe variants.

The Company believes the estimates and assumptions underlying the consolidated financial statements are reasonable and supportable based on the information available as of December 31, 2021. These estimates may change as new events occur and additional information is obtained, and related financial impacts will be recognized in the Company’s consolidated financial statements as soon as those events become known.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. When developing fair value measurements, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurements. Three levels of inputs may be used to measure fair value:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less from the date of purchase to be cash equivalents. Cash and cash equivalents consist primarily of bank deposit accounts and investments in money market funds.

Restricted Cash

Restricted Cash

The Company classifies all cash and cash equivalents that are not available for immediate or general business use as restricted in the accompanying consolidated balance sheets. This includes amounts set aside for restrictions of specific agreements. As of December 31, 2021 and 2020, the restricted cash represents the amount covered by the letter of credit related to one of the Company’s operating leases and for regulatory purposes for the trust and brokerage-related activities.

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable consist of amounts billed and currently due from customers, which are subject to collection risk. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of accounts. The Company regularly reviews the adequacy of the allowance for doubtful accounts based on a combination of factors, including an assessment of the customer’s aging balance, the financial condition of the customer, and the amount of any receivables in dispute. Accounts receivable deemed uncollectable are charged against the allowance for doubtful accounts when identified. The total allowance for doubtful accounts netted against account receivables in the consolidated balance sheets was $1,517 and $1,538 as of December 31, 2021 and 2020, respectively.

Concentration of Credit Risks

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk primarily comprise cash and cash equivalents and restricted cash, payment-dependent notes receivables, and accounts receivables. Cash and cash equivalents and restricted cash may, at times, exceed amounts insured by the Federal Deposit Insurance Corporation and the Securities Investor Protection Corporation, respectively. The Company’s exposure to credit risk in the event of default by financial institutions is limited to the amounts recorded on the consolidated balance sheets. The Company performs periodic evaluations of the relative credit standing of these financial institutions to limit the amount of credit exposure. The Company has not experienced any losses on its deposits of cash and cash equivalents to date.

The Company’s exposure to credit risk associated with its contracts with holders of private company equity (“sellers”) and investors (“buyers”) related to the transfer of private securities is measured on an individual counterparty basis. Concentrations of credit risk can be affected by changes in political, industry, or economic factors. To reduce the potential for risk concentration, the Company’s exposure is monitored in light of changing counterparty and market conditions. As of December 31, 2021 and 2020, the Company did not have any material concentrations of credit risk outside the ordinary course of business.

As of December 31, 2021 and 2020, no customers accounted for more than 10% of the Company’s accounts receivable. No customer accounted for more than 10% of total revenue, less transaction-based expenses for the years ended December 31, 2021 and 2020, respectively.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost net of accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. Expenditures for maintenance and repairs are expensed as incurred. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the consolidated balance sheets, and any resulting gain or loss is reflected in consolidated statements of operations and comprehensive loss in the period realized.

The estimated useful lives of the Company’s property and equipment are as follows:

Computer equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	The shorter of remaining lease term or estimated useful life

Internal-use Software, Net

Internal-use Software, Net

The Company capitalizes certain costs related to software developed for its internal-use. The costs capitalized include development of new software features and functionality and incremental costs related to significant improvement of existing software. Development costs incurred during the preliminary or maintenance project stages are expensed as incurred. Costs incurred during the application development stage are capitalized and amortized using the straight-line method over the useful life of the software, which is typically three years. Amortization begins only when the software becomes ready for its intended use. Costs incurred after the project is substantially complete and is ready for its intended purpose, such as maintenance and training costs, are expensed as incurred, unless related to significantly increasing the functionality of existing software.

Business Combinations

Business Combinations

The Company accounts for its business combinations using the acquisition accounting method wherein the purchase price is allocated based on the estimated fair value of identifiable assets acquired and liabilities assumed. Any residual purchase price is recorded as goodwill. The Company identifies and attributes fair values and estimated lives to the intangible assets acquired. The estimates in determining the fair values of assets acquired and liabilities assumed can include, but are not limited to, the cash flows that an asset is expected to generate in the future, the cost savings expected to be derived from acquiring an asset and the appropriate weighted-average cost of capital. These estimates are inherently uncertain and unpredictable.

During the measurement period, which was up to one year from the acquisition date, the Company did not have adjustments to the fair value of any assets acquired and liabilities assumed. In addition, uncertain tax positions and tax-related valuation allowances were initially recorded in connection with a business acquisition as of the acquisition date. Upon the conclusion of the measurement period, there was no subsequent adjustments recorded in the consolidated statements of operations and comprehensive loss. Acquisition costs, such as legal and consulting fees, were expensed as incurred.

Goodwill and Other Intangible Assets, Net

Goodwill and Other Intangible Assets, Net

Goodwill represents the excess of the aggregate fair value of the consideration transferred in a business combination over the fair value of the assets acquired, net of liabilities assumed. Goodwill is not amortized but is tested for impairment annually, or more frequently if events or changes in circumstances indicate the goodwill may be impaired. The Company has historically performed its annual impairment assessment for goodwill and indefinite life intangible assets as of the last day of the fiscal year (December 31). During the third quarter of fiscal 2021, the Company voluntarily changed the date of its annual impairment assessment from December 31 to October 1. The change is to closely align the yearly impairment assessment dates with the Company’s annual planning and budgeting process. The Company has determined this change in accounting principle is preferable and will not affect the consolidated financial statements. The change in the assessment date does not delay or avoid a potential impairment charge, and this change is applied prospectively as retrospective application would be impracticable as the Company is unable to objectively determine, without the use of hindsight, the significant assumptions and estimates that would be used in those earlier periods. The tests did not result in an impairment to goodwill during the years ended December 31, 2021 and 2020.

In-process research and development (“IPR&D”) assets acquired in a business combination are considered indefinite lived until the completion or abandonment of the associated research and development efforts. Upon conclusion of the relevant research and development project, the Company will amortize the acquired IPR&D over its estimated useful life or expense the acquired IPR&D should the research and development project be unsuccessful with no future alternative use. In September 2021, the Company has launched the acquired IPR&D data platform and started to record amortization expense using the straight-line method over the estimated useful lives of the asset.

Acquired intangible assets also consist of identifiable intangible assets, primarily software technology, trade name and customer relationships, resulting from business acquisitions. Finite-lived intangible assets are recorded at fair value on the date of acquisition and are amortized over their estimated useful lives. The Company bases the useful lives and related amortization expense on its estimate of the period that the assets will generate revenues or otherwise be used.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The Company also evaluates the period of depreciation and amortization of long-lived assets to determine whether events or circumstances warrant revised estimates of useful lives. When indicators of impairment are present, the Company determines the recoverability of its long-lived assets by comparing the carrying value of its long- lived assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the estimated future undiscounted cash flows demonstrate the long-lived assets are not recoverable, an impairment loss would be calculated based on the excess of the carrying amounts of the long-lived assets over their fair value. The Company did not record impairment loss for the years ended December 31, 2021 and 2020.

Leases

Leases

The Company categorizes leases at their inception or upon modification, if applicable. As of December 31, 2021 and 2020, the Company only has operating leases. For operating leases, the Company recognizes rent and occupancy on a straight-line basis, commencing on the date at which control and possession of the property is obtained. For leases with a term greater than 12 months, the Company records the related right-of-use assets and operating lease liabilities at the present value of lease payments over the lease term. The Company does not separate lease and non-lease components of contracts for real estate property leases. Variable lease payments for common area maintenance, property taxes and other operating expenses are recognized as expense in the period when the changes in facts and circumstances on which the variable lease payments are based occur.

The rates implicit on the Company’s leases are not readily determinable. Therefore, the Company estimates its incremental borrowing rate to discount the lease payments based on information available at lease commencement. The Company determines its incremental borrowing rate based on the rate of interest it would have to pay to borrow on a collateralized basis with an equal lease payment amount, over a similar term, and in a similar economic environment.

The Company evaluates its subleases in which it is the sublessor to determine whether it is relieved of the primary obligation under the original lease. If it remains the primary obligor, the Company continues to account for the original lease as it did before the commencement of the sublease and reports the sublease income based on the contract terms.

Payment-Dependent Notes

Payment-Dependent Notes

The Company has entered into separate contracts with equity holders of private companies’ shares (“sellers”) and investors (“buyers”) that enable the transfer of private securities upon a specified event such as an initial public offering, merger, or acquisition involving the underlying company. The Company serves as an intermediary counterparty to both the buyer and the seller and earns transaction fee revenue by facilitating the execution of the transaction.

Contracts with buyers require the Company to facilitate the transfer of a fixed number of shares of the private securities from sellers upon occurrence of a specified event as described above. Buyers are required to pay the selling price for shares purchased (“settlement amounts”) and transaction fee defined in the contracts into a distribution or escrow account upon notice by the Company.

Contracts with sellers require sellers to transfer the same amount and class of shares referenced in the contract between the Company and the corresponding buyers upon the occurrence of a specified event as described above.

When settlement amounts have been determined, and the price and transaction fees are paid by the buyer, payment-dependent notes receivable are recorded for the securities due from the sellers, and payment- dependent notes payable are recorded for the securities owed to the buyers. Amounts recorded at period- end for payment-dependent notes receivable represent the fair value of securities receivable from sellers, for which the securities settlement event has not occurred. Amounts recorded at period-end for payment- dependent notes payable represent the fair value of securities not yet delivered to the buyer. Payment- dependent notes receivable and payment-dependent notes payable are presented at fair value in the consolidated financial statements in accordance with ASC 825, Fair Value Option for Financial Instruments. Changes in fair value of payment-dependent notes receivable and payment-dependent notes payable are recorded in other expense in the consolidated statements of operations and comprehensive loss.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist primarily of accounting, legal, and other fees directly related to the Company’s proposed public offering. Upon consummation of the proposed public offering, the deferred offering costs will be reclassified to stockholders’ deficit and recorded against the proceeds from the offering. In the event the offering is aborted, deferred offering costs will be expensed. As of December 31, 2021, $5,923 of deferred offering costs were capitalized in other assets, noncurrent in the accompanying consolidated balance sheets. No offering costs were capitalized as of December 31, 2020.

Revenue Recognition and Transaction-Based Expenses

Revenue Recognition and Transaction-Based Expenses

The Company generates revenue from fees charged for the trading of private placements on its marketplace platform, and fees for account and asset management provided to customers. The Company disaggregates revenue by service type, as management believes that this level of disaggregation best depicts how the nature, amount, timing, and uncertainty of revenue and cash flows are impacted by economic factors. The Company recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers. The amount of revenue recognized reflects the consideration that the Company expects to receive in exchange for services. To achieve the core principle of this standard, the Company applied the following five steps:

1.	Identification of the contract, or contracts, with the customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

Revenue from Contracts with Customers

The Company enters into contracts with customers that can include various services, which are capable of being distinct and accounted for as separate performance obligations. When applicable, an allocation of the transaction fees to the performance obligations or to the distinct goods or services that form part of a single performance obligation will depend on the individual facts and circumstances of the contract.

All of the Company’s revenues are from contracts with customers. The Company is the principal in its contracts, with the exception of sub-account fees, in which the Company acts as an agent and records revenue from fees earned related to cash balances in customers’ custodial accounts. Each of our significant performance obligations and our application of ASC 606 to our revenue arrangements are discussed in further detail below:

Placement Fees — The Company maintains a trading platform which generates revenues by collecting transaction fees from institutions, individual investors and private equity holders. Placement fees are charged by the Company for meeting the point-in-time performance obligation of executing a private placement on its platform. Placement fee rates are individually negotiated for each transaction and vary depending on the specific facts and circumstance of each agreement. These fees are event-driven and invoiced upon the closing of the transaction outlined in each agreement. These fees may be expressed as a dollar amount per share, a flat dollar amount, or a percentage of the gross transaction proceeds. The Company earns agency placement fees in non-underwritten transactions, such as private placements of equity securities. The Company enters into arrangements with individual accredited customers or pooled investment vehicles to execute private placements in the secondary market. The Company will receive placement fees on these transactions and believes that its trade execution performance obligation is completed upon the placement and consummation of a transaction and, as such, revenue is earned on the transaction date with no further obligation to the customer at that time. The Company acts as a principal and recognizes the placement fee revenue earned for the execution of a trade on a gross basis.

Custodial Administration Fees — The Company generates revenues primarily by performing custodial account administration and maintenance services for its customers. Specifically, the Company charges administration fees for its services in maintaining custodial accounts, including asset-based fees, which are determined by the number and types of assets in these accounts. Additionally, the Company earns fees for opening and terminating accounts, and facilitating transactions, which are assessed at the point of transaction. Account and asset fees are assessed on the first day of the calendar quarter. Cash administration fees are based on cash balances within the custodial accounts and are assessed on the last day of the month. Revenues from custodial administration fees are recognized either over time as underlying performance obligations are met and day-to-day maintenance activities are performed for custodial accounts, or at a point in time upon completion of transactions requested by custodial account holders.

Contract Balances

Contract assets represent amounts for which we have recognized revenue for contracts that have not yet been invoiced to our customers. The Company does not have any contract assets as of December 31, 2021 and 2020. Contract liabilities consist of deferred revenue, which relates to amounts invoiced in advance of performance under a revenue contract. The total contract liabilities of $357 and $161 as of December 31, 2021 and 2020, respectively, related to advance billings for placement fees and custodial administration fees, recorded in accrued expenses and other current liabilities on the consolidated balance sheets.

Practical Expedients

In certain arrangements, the Company receives payment from a customer either before or after the performance obligation has been satisfied; however, the contracts do not contain a significant financing component. The Company has applied the practical expedient in ASC 606 and excludes information about a) remaining performance obligations that have an original expected duration of one year or less and b) transaction price allocated to remaining performance obligations if the variable consideration is allocated entirely to a wholly unsatisfied performance obligation.

The Company has also applied the practical expedient in accordance with ASC 340-40, Other Assets and Deferred Costs to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less.

Transaction-Based Expenses

Transaction-based expenses represent the fees incurred to support placement and custodial activities. These include expenses for fund insurance, fund management and fund settlement expenses that relates to services provided to the Funds, and external broker fees and transfer fees related to placement and custodial services provided to other brokerage and custodial customers to facilitate transactions.

Share-Based Compensation Expense

Share-Based Compensation Expense

The Company recognizes share-based compensation expense for all share-based awards made to employees, directors and non-employees based on the grant date fair value of the awards. The fair value of an award is estimated on the date of grant using the Black-Scholes option pricing model. The fair value of an award is recognized as an expense over the requisite service period on a straight-line basis. Forfeitures are accounted for as they occur.

The determination of the grant date fair value of share-based awards is affected by the estimated fair value of the Company’s common stock as well as other highly subjective assumptions, including, but not limited to, the expected term of the share-based awards, expected equity volatility, risk-free interest rates, and expected dividends, which are estimated as follows:

Fair Value of Common Stock — As the Company’s common stock is not publicly traded, the fair value of the common stock was determined by the Company’s board of directors, after considering contemporaneous third-party valuations and input from management. The valuations of the Company’s common stock were determined in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. In the absence of a public trading market, the Company’s board of directors, with input from management, exercised significant judgment and considered numerous objective and subjective factors to determine the fair value of the Company’s common stock as of the date of each option grant, including the following factors:

●	the Company’s capital resources and financial condition;
●	the prices paid for common or convertible preferred stock sold to third-party investors by the Company and prices paid in secondary transactions in arm’s length transactions;
●	the preferences held by the Company’s preferred stock classes relative to those of the Company’s common stock;
●	the likelihood and timing of achieving a liquidity event, such as an initial public offering, given prevailing market conditions;
●	the Company’s historical operating and financial performance as well as management’s estimates of future financial performance;
●	valuations of comparable companies;
●	the relative lack of marketability of the Company’s common stock;
●	SPAC equity market conditions affecting the trading price of comparable public companies;
●	industry information such as market growth and volume and macro-economic events; and
●	additional objective and subjective factors relating to the business.

Expected term — The expected term represents the period that options are expected to be outstanding. The Company determines the expected term using the simplified method. The simplified method deems the term to be the midpoint of the time-to-vesting and the contractual life of the options.

Expected volatility — As a public market for the Company’s common stock does not exist, there is no trading history of the common stock. The Company estimated the expected volatility based on the implied volatility of similar publicly-held entities, referred to as “guideline companies,” over a look-back period equivalent to the expected term of the awards. In evaluating the similarity of guideline companies, the Company considered factors such as industry, stage of life cycle, size, and financial leverage.

Risk-free interest rate — The risk-free interest rate used to value share-based awards is based on the U.S. Treasury yield in effect at the time of grant for a period consistent with the expected term of the award.

Estimated dividend yield — The expected dividend was assumed to be zero as the Company has never declared or paid any cash dividends and do not currently intend to declare dividends in the foreseeable future.

For certain awards with performance-based and market-based conditions, the Company uses a Monte Carlo simulation to determine the fair value at the grant date and recognizes share-based compensation expense using accelerated attribution method when it becomes probable that the performance-based condition will be met. Under the Monte Carlo simulation, stock returns are simulated to estimate the payouts established by the vesting conditions of the awards and an estimated time that the awards will vest. The assumptions used in the Monte Carlo simulation include: the fair value of common stock, estimating the length of time employees will retain their stock options before the occurrence of a liquidity event (“expected term”), the estimated volatility of the Company’s common stock price over the expected term (“expected volatility”), the risk-free interest rate and expected dividends.

Restricted stock awards (“RSAs”) are grants of shares of our common stock that generally vest over a four-year period and in accordance with terms and conditions established by our board of directors. The fair value of RSAs is based on the value of the underlying stock less any applicable purchase price. Share-based compensation expense is recognized over the vesting term on a straight-line basis, which reflects the service period.

Advertising

Advertising

Advertising costs are expensed as incurred and include advertising and trade shows. Advertising costs amounted to $2,896 and $274 for the years ended December 31, 2021 and 2020, respectively, and are included in advertising and market development in the consolidated statements of operations and comprehensive loss.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method whereby deferred tax assets and liabilities are determined based on temporary differences between the bases used for financial reporting and income tax reporting purposes. Deferred income taxes are provided based on the enacted tax rates and laws that will be in effect at the time such temporary differences are expected to reverse. A valuation allowance is provided for deferred tax assets if it is more likely than not that the Company will not realize those tax assets through future operations.

The Company utilizes a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more likely than not of being realized and effectively settled. The Company considers many factors when evaluating and estimating the Company’s tax positions and tax benefits, which may require periodic adjustments, and which may not accurately reflect actual outcomes. The Company recognizes interest and penalties on unrecognized tax benefits as a component of provision for income taxes in the consolidated statements of operations and comprehensive loss.

Foreign Currency

Foreign Currency

The functional currency of the Company is the U.S. dollars. Accordingly, foreign currency assets and liabilities are remeasured into U.S. dollars at the end-of-period exchange rates except for non-monetary assets and liabilities, which are measured at historical exchange rates. Revenue and expenses are remeasured each day at the exchange rate in effect on the day the transaction occurred. Foreign currency transaction gains and losses have been immaterial for the years ended December 31, 2021 and 2020.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss consists of other comprehensive loss and net loss. The Company did not have any other comprehensive loss transactions during the periods presented. Accordingly, the comprehensive loss is equal to the net loss for the years ended December 31, 2021 and 2020.

Net Loss Per Share Attributable to Common Stockholders

Net Loss Per Share Attributable to Common Stockholders

The Company computes net loss per share using the two-class method required for participating securities. The two-class method requires income attributable to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company determined that it has participating securities in the form of convertible preferred stock as holders of such securities have dividend rights in the event of a declaration of a dividend for shares of common stock. These participating securities do not contractually require the holders of such stocks to participate in the Company’s losses. As such, net loss for the period presented was not allocated to the Company’s participating securities.

The Company’s basic net loss per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares are anti-dilutive.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Emerging Growth Company

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

Recently Adopted Accounting Standards

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with “Conversion and Other Options (Subtopic 470-20) and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”). ASU 2020-06 simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it revises the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share for convertible instruments by using the if- converted method. ASU 2020-06 may be applied on a full retrospective or modified retrospective basis. The Company early adopted ASU 2020-06 on January 1, 2021, on a full retrospective basis, and the adoption has a material impact on its consolidated financial statements, as the Company is not required to recognize any beneficial conversion feature of its convertible notes as a result of the adoption of ASU 2020-06. ASU 2020-06 was applied in the periods presented in these consolidated financial statements.

Recent Accounting Standards Issued, But Not Yet Adopted

In June 2016, the FASB issued ASU 2016-13, with subsequent amendments, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires immediate recognition of management’s estimates of current expected credit losses. ASU 2016-13 is effective for annual reporting periods beginning after December 15, 2022, and interim periods within that fiscal year, with early adoption permitted. The Company is currently evaluating the impact of adoption on the consolidated financial statements.